MERRIMAC SERIES FUND
                               Semi-Annual Report
                                 June 30, 1998

                                 Merrimac Series

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)

====================================================================================================================
                                                                                 Cash                    Treasury
                                                                                Series                    Series
                                                                             ---------------          --------------
Assets
     Investment in corresponding Merrimac Portfolio, at value (Note 1)          140,687,644           $  37,580,248
     Deferred organization expense (Note 1)                                          11,937                   9,437
                                                                             ---------------          --------------
         Total assets                                                           140,699,581              37,589,685

Liabilities
     Distributions payable to shareholders                                          119,904                  28,577
     Accrued expenses                                                                21,898                   8,933
                                                                             ---------------          --------------
         Total liabilities                                                          141,802                  37,510
                                                                             ---------------          --------------
Net Assets                                                                   $  140,557,779           $  37,552,175
                                                                             ===============          ==============

Net Assets consist of
     Paid in capital                                                         $  140,557,903           $  37,551,768
     Accumulated net realized gain (loss) on investments                               (124)                    407
                                                                             ---------------          --------------
         Total net assets                                                    $  140,557,779           $  37,552,175
                                                                             ===============          ==============

Total Net Assets
     Premium Class                                                           $      100,000                  --
                                                                             ===============          ==============
     Institutional Class                                                     $  140,457,779           $  37,552,175
                                                                             ===============          ==============

Shares of Beneficial Interest Outstanding
     Premium Class                                                                  100,000                  --
                                                                             ===============          ==============
     Institutional Class                                                        140,457,903              37,551,768
                                                                             ===============          ==============

Net Asset Value, Maximum Offer and Redemption Price per Share                $         1.00           $        1.00
                                                                             ===============          ==============



                             Statement of Operations
            For the Period June 25, 1998 (Commencement of Operations)
                          to June 30, 1998 (Unaudited)

====================================================================================================================
                                                                                 Cash                    Treasury
                                                                                Series                    Series
                                                                             ---------------          --------------
Investment Income (Note 1)
     Interest income allocated from Portfolio                                $      133,266           $      33,383
                                                                             ---------------          --------------

Expenses
     Expenses allocated from Portfolio                                                3,401                   1,867
     Accounting, transfer agency, and administration fees (Note 4)                      234                      63
     Registration                                                                     2,220                     588
     Legal                                                                              512                     164
     Insurance                                                                          409                     117
     Printing                                                                           240                      59
     Trustees fees and expenses                                                         170                      47
     Audit and tax return preparation fees                                              170                     187
     Amortization of organization expenses (Note 1)                                      63                      63
     Miscellaneous                                                                       85                      70
                                                                             ---------------          --------------
         Total expenses common to all classes                                         7,504                   3,225

     Shareholder servicing fee-Institutional Class                                    5,858                   1,581

                                                                             ---------------          --------------
         Total expenses                                                              13,362                   4,806
                                                                             ---------------          --------------

Net Investment Income                                                               119,904                  28,577

Net Realized Gain (Loss) on Investments from Portfolio                                 (124)                    407
                                                                             ---------------          --------------

Net Increase in Net Assets from Operations                                   $      119,780           $      28,984
                                                                             ===============          ==============


    The accompanying notes are an integral part of the financial statements.

                                 Merrimac Series

                       Statement of Changes in Net Assets
            For the Period June 25, 1998 (Commencement of Operations)
                          to June 30, 1998 (Unaudited)

====================================================================================================================================

                                                                                 Cash                    Treasury
                                                                                Series                    Series
                                                                             ---------------          --------------

Increase (Decrease) in Net Assets
Operations
     Net investment income                                                   $      119,904           $      28,577
     Net realized gain (loss) from Portfolio                                           (124)                    407
                                                                             ---------------          --------------
                      Net increase in net assets from operations                    119,780                  28,984
                                                                             ---------------          --------------

Dividends Declared from Net Investment Income
     Premium Class                                                                      (88)                  --
     Institutional Class                                                           (119,816)                (28,577)
                                                                             ---------------          --------------
                                        Total dividends declared                   (119,904)                (28,577)
                                                                             ---------------          --------------

Fund Share Transactions (Note 7)
     Proceeds from shares sold                                                  146,243,656              40,804,246
     Payment for shares redeemed                                                 (5,785,753)             (3,252,478)
                                                                             ---------------          --------------
         Net increase in net assets derived from share transactions             140,457,903              37,551,768
                                                                             ---------------          --------------

     Net increase in net assets                                                 140,457,779              37,552,175

Net Assets
     Beginning of period                                                            100,000                   --
                                                                             ---------------          --------------
     End of period                                                           $  140,557,779           $  37,552,175
                                                                             ===============          ==============


                              Financial Highlights
            For the Period June 25, 1998 (Commencement of Operations)
                          to June 30, 1998 (Unaudited)

====================================================================================================================================
Selected  data for a share of beneficial  interest  outstanding  throughout  the period is presented below:
                                                                                                                 Treasury
                                                                     Cash Series                                  Series
                                                      --------------------------------------------          --------------------
                                                        Premium Class          Institutional Class           Institutional Class
                                                      ----------------         -------------------          --------------------

Net asset value, beginning of period                      $1.000                   $ 1.000                       $  1.000
                                                          -------                  -------                       --------

Income from operations
     Net investment income                                 0.001                     0.001                          0.001
                                                          -------                  ------                        --------

Less distributions
     From net investment income                           (0.001)                   (0.001)                        (0.001)
                                                          -------                  -------                       --------

Net asset value, end of period                            $1.000                   $ 1.000                       $  1.000
                                                          =======                  =======                       ========


Total Return (1)                                           5.36%                     5.11%                          4.52%


Annualized Ratios to Average Net Assets/
Supplemental Data
     Net expenses                                          0.32%                     0.57%                          0.91%
     Net investment income                                 5.36%                     5.11%                          4.52%
     Net expenses, before waiver                           0.36%                     0.61%                            NA
     Net assets, end of period (000s omitted)               $100                  $140,458                       $ 37,580


(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                                 Merrimac Series

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     The Merrimac Series (the "Trust") was organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified, management investment company. The Merrimac Cash Series (the "Cash Series") and the Merrimac Treasury Series (the "Treasury Series"), collectively, the "Funds" are separate diversified investment portfolios or series of the Trust. The Funds consist of three classes of shares, the Premium Class, the Institutional Class and the Investment Class. The Funds commenced operation on June 25, 1998.

     The Cash Series and the Treasury Series each seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio") and the Merrimac Treasury Portfolio (the "Treasury Portfolio"), respectively. The Cash Portfolio and the Treasury Portfolio, each an open-end investment management company and a series of the Merrimac Master Portfolio, are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios". Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The Portfolios seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At June 30, 1998, the investment by the Cash Series and the Treasury Series represent ownership of proportionate interests of 19.51% and 100%, respectively, of the corresponding portfolios.

     The policies of the Cash Series and the Treasury Series are designed to maintain a stable net asset value of $1.00 per share. The Funds have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that the Funds will be able to maintain a stable net asset value.

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment Security Valuations

     The Funds record investments in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities Transactions and Income

     The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. Federal Income Taxes

     Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. Each Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. Deferred Organization Expense

     Costs incurred by the Funds in connection with their organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Fund.

                                Merrimac Series

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Expense Allocation

     Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a specific fund are allocated, based on relative net assets, to each of the funds.

(2)  Dividends and Distributions to Shareholders

     Dividends on the shares of the Funds are declared each business day to shareholders of record at 2:00 PM (New York time) on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3)  Shareholder Servicing and Distribution Plans

     The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class and Investment Class will pay an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients. Under a Distribution Plan, the Investment Class will also pay an annual distribution fee of 0.25% of the value of the assets that an organization invests in the funds on behalf of its clients. The Investment Class of each Fund and Premium Class of the Treasury Series have not yet commenced operations.

(4)  Management Fee and Affiliated Transactions

     The Cash Portfolio and Treasury Portfolio retain Investors Bank & Trust Company ("Investors Bank") as investment adviser. Aeltus Investment Management, Inc. ("Aeltus") serves as sub-adviser to the Treasury Portfolio and The Bank of New York ("BNY") serves as the sub-adviser to the Cash Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See
     Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

     Investors Bank serves as administrator, custodian and transfer agent to the Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, provides fund accounting services to the Funds. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

     Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(5)  Investment Transactions

     The Cash Series' investments in and withdrawals from the Cash Portfolio for the period from June 25, 1998 (commencement of operations) to June 30, 1998 aggregated $146,343,656 and $5,785,753 respectively. The Treasury Series' investments in and withdrawals from the Treasury Portfolio for the period from June 25, 1998 (commencement of operations) to June 30, 1998 aggregated $40,804,246 and $3,255,921 respectively.

                                Merrimac Series

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)  Shares of Beneficial Interest

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                              Cash Series                      Treasury Series

                                                  Premium Class       Institutional Class    Institutional Class
                                              --------------------   ---------------------   ----------------------
                                                  June 25, 1998          June 25, 1998           June 25, 1998
                                                (Commencement of       (Commencement of        (Commencement of
                                                 Operations) to         Operations) to          Operations) to
                                                  June 30, 1998          June 30, 1998           June 30, 1998
                                              --------------------   ---------------------   ---------------------
     Proceeds from shares sold ..........             --                 146,243,656            40,804,246
     Proceeds from shares reinvested ....             --                      --                   --
     Payment for shares redeemed ........             --                  (5,785,753)           (3,252,478)
                                                  -----------           -------------          -------------
     Net increase in shares .............             --                 140,457,903            37,551,768
                                                  ===========           =============          =============

     At June 30, 1998, Investors Bank as agent for its clients, was the record holder of all outstanding Institutional Class shares of each Fund. All outstanding Cash Series Premium Class shares, which represent the initial shares sold by the Trust, were held by the Trust's distributor. If any of the initial shares are redeemed, the amount paid by the Fund on any redemption of the initial shares will by reduced by the pro-rata portion of any unamortized organizational expenses of the Fund.

(7)  Subsequent Event

     On July 30, 1998, the Board of Trustees of the Merrimac Master Portfolio voted to recommend to shareholders of the Cash Portfolio that Allmerica Asset Management, Inc. ("Allmerica") replace BNY as sub-adviser. The decision was based on a mutual agreement between BNY and Investors Bank that BNY would not serves as sub-adviser beyond the initial term of its Sub-Adviser Agreement. If shareholder approval is obtained at the scheduled August 28, 1998 shareholder meeting, Allmerica will assume sub-adviser responsibility on September 1, 1998.

                             Merrimac Cash Portfolio
                             Schedule of Investments
                            June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------------------------------------

 Security                                       Yield to                         Par                Value
                                                Maturity      Maturity          Value             (Note 1A)
---------------------------------------------------------------------------------------------------------------

Variable Rate Notes * - 38.0%
Asset Backed Securities Investment Trust          5.65%        7/15/98       $ 50,000,000        $  50,000,000
Australia & New Zealand Bank                      5.59%        7/15/98         70,000,000           69,997,736
Bank One Wisconsin                                5.53%        7/07/98         54,000,000           53,986,826
Bankers Trust                                     5.68%        7/01/98         25,000,000           24,997,059
IBM Credit Corporation                            5.71%        7/01/98         30,000,000           29,999,702
Morgan Stanley Dean Witter                        5.63%        7/15/98         20,000,000           20,000,000
Pittsburgh National Corporation                   5.80%        7/01/98         25,000,000           24,996,146
                                                                                                 -------------
Total Variable Rate Notes                                                                          273,977,469
                                                                                                 -------------

Commercial Paper - 27.7%
Amsterdam Funding Corporation                     5.56%        7/14/98         25,000,000           24,949,806
Archer Daniels Midland Company                    5.50%        7/13/98         20,000,000           19,963,334
Compass Securitization                            5.64%        7/15/98         30,000,000           29,934,200
Ford Motor Credit Corporation                     5.49%        7/14/98         50,000,000           49,900,875
National Rural Utilities                          5.49%        8/06/98         50,000,000           49,725,500
Sheffield Receivables Corporation                 5.56%        7/10/98         25,000,000           24,965,250
                                                                                                 -------------
Total Commercial Paper                                                                             199,438,965
                                                                                                 -------------

Yankee Certificates of Deposit - 11.1%
Commerzbank                                       5.55%        2/11/99         50,000,000           49,985,214
Credit Agricole                                   5.66%        2/26/99         30,000,000           29,990,548
                                                                                                 -------------
Total Yankee Certificates of Deposit                                                                79,975,762
                                                                                                 -------------

Time Deposits - 9.7%
Banco Bilbao Vizcaya                              6.00%        7/01/98         35,000,000           35,000,000
Norddeutsche Landesbank                           6.00%        7/01/98         35,000,000           35,000,000
                                                                                                 -------------
Total Time Deposits                                                                                 70,000,000
                                                                                                 -------------

Certificates of Deposit - 5.5%
Bayerische Landesbank                             5.60%        7/01/98         10,000,000           10,000,000
Societe Generale                                  5.55%        2/09/99         30,000,000           29,991,208
                                                                                                 -------------
Total Certificates of Deposit                                                                       39,991,208
                                                                                                 -------------

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio
                             Schedule of Investments
                            June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------------------------------------

Security                                        Yield to                         Par                Value
                                                Maturity      Maturity          Value             (Note 1A)
---------------------------------------------------------------------------------------------------------------
   Repurchase Agreements - 7.3%

   Goldman Sachs Repurchase Agreement dated 6/30/98,                        $  17,301,000        $  17,301,000
   due 7/01/98, with a maturity value of $17,303,835 and an
   effective yield of 5.90%, collateralized by U.S. Government
   Agency Obligations with rates ranging from 6.00% to 7.00% and maturities ranging from 3/15/27 to 2/20/28, with an aggregate market value of $17,647,020.

   Merrill Lynch Repurchase Agreement, dated 6/30/98,                          35,000,000           35,000,000
   due 7/01/98, with a maturity value of $35,005,931 and an
   effective yield of 6.10%, collateralized by U.S. Government
   Agency Obligations with maturity dates ranging from 10/01/27 to 04/01/28, and with an aggregate market value of $35,701,566.

                                                                                                 --------------
   Total Repurchase Agreements                                                                      52,301,000
                                                                                                 --------------

   TOTAL INVESTMENTS - 99.3%
   (Cost $715,684,404)                                                                             715,684,404

   Other Assets and Liabilities (net) -  0.7%                                                        5,300,173
                                                                                                 --------------
   TOTAL NET ASSETS - 100.0%                                                                     $ 720,984,577
                                                                                                 ==============

   Notes to the Schedule of Investments:

   * Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.


    The accompanying notes are an integral part of the financial statements.

                           Merrimac Treasury Portfolio
                             Schedule of Investments
                            June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------------------------------------------

                                                        Yield to                        Par                Value
Security                                                Maturity       Maturity        Value             (Note 1A)
--------------------------------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 78.4%
U.S. Treasury Bill                                           4.74%       7/09/98      2,500,000         $  2,497,367
U.S. Treasury Bill                                           4.99%      10/01/98      3,000,000            2,961,743
U.S. Treasury Note                                           5.33%       8/15/98      6,000,000            6,003,273
U.S. Treasury Note                                    5.15 - 5.33%       8/31/98      8,000,000            8,004,323
U.S. Treasury Note                                           5.20%       9/30/98      4,000,000            4,007,176
U.S. Treasury Note                                    5.37 - 5.38%      11/15/98      6,000,000            6,002,243
                                                                                                        ------------
Total U.S. Treasury Obligations                                                                           29,476,125
                                                                                                        ------------

U.S. Government Agency Obligations - 20.5%
Federal Home Loan Bank                                       5.63%       3/12/99      3,000,000            3,000,000
Federal Home Loan Mortgage Corporation                       5.55%       7/01/98      4,720,000            4,720,000
                                                                                                        ------------
Total U.S. Government Agency Obligations                                                                   7,720,000
                                                                                                        ------------


TOTAL INVESTMENTS - 98.9%
(Cost $37,196,125)                                                                                        37,196,125

Other Assets and Liabilities (net) -  1.1%                                                                   384,123
                                                                                                        ------------

NET ASSETS - 100.0%                                                                                     $ 37,580,248
                                                                                                        ============



    The accompanying notes are an integral part of the financial statements.

                           Merrimac Master Portfolio

                      Statement of Assets and Liabilities
                           June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------
                                                              Cash Portfolio         Treasury Portfolio
                                                              --------------         ------------------
Assets
     Investments, at value (Note 1)                           $  715,684,404            $  37,196,125
     Cash                                                                211                      150
     Interest receivable                                           5,388,282                  436,214
     Deferred organization expense (Note 1)                           41,152                    5,261
     Prepaid assets                                                   13,178                    1,441
                                                              --------------            -------------
        Total assets                                             721,127,227               37,639,191
                                                              --------------            -------------

Liabilities
     Management fee payable (Note 2)                                  97,690                    5,902
     Other accrued expenses                                           44,960                   53,041
                                                              --------------            -------------
        Total liabilities                                            142,650                   58,943
                                                              --------------            -------------

Net Assets Applicable to Investors' Beneficial Interests      $  720,984,577            $  37,580,248
                                                              ==============            =============



                            Statement of Operations
               For the Six Months Ended June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------
                                                              Cash Portfolio         Treasury Portfolio
                                                              --------------         ------------------
Income
     Interest                                                 $  33,532,322             $   1,209,372
                                                              ---------------           -------------

Expenses
     Management fee (Note 2)                                      1,006,293                    38,806
     Insurance                                                       25,297                     2,107
     Trustee fees and expenses                                       23,557                     2,212
     Audit                                                           11,042                     8,509
     Transaction fees                                                 9,908                     3,535
     Legal                                                            7,787                     3,563
     Amortization of organization expense (Note 1)                    6,050                     1,000
     Miscellaneous                                                    9,616                     1,124
                                                              --------------            -------------

        Total expenses                                            1,099,550                    60,856

     Less: Management fee waived (Note 2)                          (362,621)                   --
                                                              --------------            -------------

        Net expenses                                                736,929                    60,856
                                                              --------------            -------------

Net Investment Income                                            32,795,393                 1,148,516

Net Realized Loss on Investments                                       (638)                     (446)
                                                              --------------            -------------

Net Increase in Net Assets from Operations                    $  32,794,755             $   1,148,070
                                                              ==============            =============

    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio


                       Statement of Changes in Net Assets

====================================================================================================================================

                                                             Cash Portfolio                             Treasury Portfolio
                                                 -------------------------------------   -------------------------------------------

                                                    Six Months                            Six Months            April 2, 1997
                                                      Ended                                  Ended              (Commencement
                                                  June 30, 1998         Year Ended       June 30, 1998        of Operations) to
                                                   (Unaudited)       December 31, 1997    (Unaudited)         December 31, 1997
                                                  -------------      -----------------   -------------        ----------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                          $   32,795,393       $    74,983,944    $  1,148,516           $   2,361,756
  Net realized loss on investments                         (638)              --                 (446)                 (2,590)
                                                 --------------       ---------------    ------------           --------------
Net increase in net assets from operations           32,794,755            74,983,944       1,148,070               2,359,166
                                                 --------------       ---------------    ------------           --------------

Transactions in Investors'
Beneficial Interest
  Contributions                                   1,001,408,146         2,193,287,654     115,875,701             255,362,805
  Withdrawals                                    (1,698,065,917)       (1,889,734,150)    153,359,869)           (183,805,625)
                                                 --------------       ---------------    ------------           --------------
Net increase (decrease) from investors'
  transactions                                     (696,657,771)          303,553,504     (37,484,168)             71,557,180
                                                 --------------       ---------------    ------------           --------------

  Net Increase (Decrease) in Net Assets            (663,863,016)          378,537,448     (36,336,098)             73,916,346


Net Assets
  Beginning of period                             1,384,847,593         1,006,310,145      73,916,346                  --
                                                 --------------       ---------------    ------------           --------------
  End of period                                  $  720,984,577       $ 1,384,847,593    $ 37,580,248           $  73,916,346
                                                 ==============       ===============    ============           ==============



                              Financial Highlights

====================================================================================================================================

                                                              Cash Portfolio                            Treasury Portfolio
                                           ----------------------------------------------------   ----------------------------------

                                            Six Months                        November 12, 1996    Six Months      April 2, 1997
                                              Ended                             (Commencement        Ended         (Commencement
                                           June 30, 1998      Year Ended      of Operations) to   June 30, 1998   of Operations) to
                                            (Unaudited)    December 31, 1997  December 31, 1966    (Unaudited)    December 31, 1997
                                           -------------   -----------------  -----------------   -------------  ------------------

Annualized Ratios to Average Net Assets/
Supplemental Data
Net expenses                                    0.12%             0.16%              0.12%          0.27%               0.29%
Net investment income                           5.54%             5.51%              5.45%          5.03%               5.06%
Net expenses, before waiver                     0.19%             0.19%              0.21%             NA                  NA
Net assets, end of period (000s omitted)     $720,985        $1,384,848         $1,006,310        $37,580             $73,916

    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

         The Merrimac Master Portfolio (the "Portfolio Trust") was organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end, diversified, management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") and the Merrimac Treasury Portfolio (the "Treasury Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust.

         The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment Security Valuations

         Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

         B.  Securities Transactions and Income

         Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

         C.  Federal Income Taxes

         Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

         D.  Repurchase Agreements

         It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Cash Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

         E.  Deferred Organization Expense

         Costs incurred by each Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis over a five year period beginning at the commencement of operations of that portfolio.

(2)  Management Fee and Affiliated Transactions

     The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolios' investment program. Aeltus Investment Management, Inc. ("Aeltus") serves as sub-adviser to the Treasury Portfolio and The Bank of New York ("BNY") serves as the sub-adviser to the Cash Portfolio. For its services to the Portfolios, each sub-adviser is paid a monthly fee by Investors Bank computed at an annual rate of 0.08% of the average daily assets of the Portfolio. The Portfolio does not pay a fee directly to either sub-adviser for such services.

     Investors Bank serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Portfolios. Investors Bank and BNY voluntarily collectively reduced their fees by $362,621 for the Cash Portfolio during the six months ended June 30, 1998.

     Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3)  Investment Transactions

     Purchases and combined maturities and sales of money market instruments aggregated $23,044,355,503 and $23,727,469,833 respectively for the Cash Portfolio for the period ended June 30, 1998 and $1,124,703,931 and $1,136,096,919, respectively for the Treasury Portfolio for the period ended June 30, 1998.

(4)  Subsequent Event

     On July 30, 1998, the Board of Trustees of the Portfolio Trust voted to recommend to shareholders of the Cash Portfolio that Allmerica Asset Management, Inc. ("Allmerica") replace BNY as sub-adviser. The decision was based on a mutual agreement between BNY and Investors Bank that BNY would not serves as sub-adviser beyond the initial term of its Sub-Adviser Agreement. If shareholder approval is obtained at the scheduled August 28, 1998 shareholder meeting, Allmerica will assume sub-adviser responsibility on September 1, 1998.